Subsequent Events	12 Months Ended
Dec. 31, 2019
Notes
Subsequent Events	13. Subsequent Event

In March 2020, the World Health Organization characterized the COVID-19 virus as a global pandemic. There is significant uncertainty as to the likely effects of this outbreak which may, among other things, impact the Company’s supplies and may negatively impact the capital markets, where the Company has raised equity in the past. At the current time, the Company is unable to quantify the potential impact this pandemic may have on the Company’s future financial statements.